                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 2002

                            SUBADVISORY ARRANGEMENTS

CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN") - SMALL COMPANY BLEND TRUST:

Kathryn M. Peters, Vice President and U.S. small-capitalization Portfolio Manager for Capital International Research, Inc. joined Capital Guardian in 2001. Ms. Peters joins the existing Small Cap Team in the managing of the Small Company Blend Trust. Prior to joining Capital Guardian Ms. Peters was employed as a Portfolio Manager at Montgomery Asset Management, LLC from July 1997 to July 2001.

A I M CAPITAL MANAGEMENT, INC. - ALL CAP GROWTH TRUST

     David P. Barnard, Ryan E. Crane and Jay K. Rushin are no longer members of the team that manages the All Cap Growth Trust. Robert M. Kippes and Kenneth A. Zschappel continue as portfolio managers of the All Cap Growth Trust.

A I M CAPITAL MANAGEMENT, INC. - AGGRESSIVE GROWTH TRUST

     Jay K. Rushin is no longer a member of the team that manages the Aggressive Growth Trust. Robert M. Kippes and Ryan E. Crane continue as portfolio managers of the Aggressive Growth Trust.

MANUFACTURERS ADVISER CORPORATION

Effective September 5, 2002, Manufacturers Adviser Corporation changed its name to MFC Global Investment Management (U.S.A.) Limited.

CHANGES EFFECTIVE NOVEMBER 25, 2002

     On September 27, 2002, the Board of Trustees of the Trust approved the following subadviser changes effective November 25, 2002:

-------------------------------------------------------------------------------------------------
Portfolio                     Current Subadviser                 Proposed New Subadviser
-------------------------------------------------------------------------------------------------
Real Estate Securities Trust  Cohen & Steers Management, Inc     Deutsche Asset Management, Inc.
Dynamic Growth Trust          Janus Capital Management LLC       Deutsche Asset Management, Inc.
Growth Trust                  SSgA Funds Management, Inc.        Deutsche Asset Management, Inc.
International Stock Trust     T. Rowe Price International, Inc.  Deutsche Asset Management
                                                                 Investment Services Ltd.
-------------------------------------------------------------------------------------------------

In addition, the Board also approved replacing SSgA Funds Management, Inc. as sub-subadviser to the Lifestyle Trusts with Deutsche Asset Management, Inc. effective November 25, 2002. MFC Global Fund Management (U.S.A.) Limited will continue as subadviser to the Lifestyle Trusts.

     In connection with these subadviser changes, the Board also approved the following changes to these portfolios effective November 25, 2002:

     REAL ESTATE SECURITIES TRUST

     The advisory fee for the Real Estate Securities Trust will be lowered from ..65% to .60%.

     GROWTH TRUST

     The name of the Growth Trust will be changed to All Cap Core Trust and its investment policy will be changed to invest in equity securities of all asset classes (small, mid and large cap) focusing primarily on those stocks within the Russell 3000 index.



MIT.Supp.092702

                THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 27, 2002